EQUITY	9 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 7:	EQUITY

a.	A summary of the stock option activities in nine-month period ended September 30, 2013 is as follows:

	Nine-month ended September 30, 2013
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	4,220,809	2.21	3.91	7,562
Granted	448,000	5.05
Exercised	(686,396)	2.29
Expired and forfeited	(90,214)	2.05

Outstanding at September 30, 2013	3,892,199	2.39	3.44	14,254

Exercisable at September 30, 2013	2,559,822	1.65	2.59	11,256

                                   The weighted average grant date fair values of the options granted during the nine months ended September 30, 2013 were $2.45.

The total intrinsic value of options exercised during the nine months ended September 30, 2013 was $2,147.

The options outstanding under the Company's stock option plans as of September 30, 2013 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	September 30,	contractual	exercise	September 30,	Options
exercise price	2013	Term	price	2013	Exercisable
		(Years)	$		$

0.85-1.35	1,703,775	1.73	1.24	1,703,775	1.24
1.4-1.45	270,000	2.43	1.45	187,500	1.45
1.63	209,745	4.73	1.63	193,980	1.63
2.09-2.41	267,808	6.54	2.32	214,001	2.30
2.48-2.85	303,500	4.18	2.85	103,500	2.84
3.6-3.92	672,371	4.79	3.68	140,066	3.71
4.5-4.87	250,000	5.08	4.84	17,000	4.5
5.0-5.68	215,000	5.85	5.25	-	-

	3,892,199	3.44	2.39	2,559,822	1.65

b.
As of September 30, 2013, there was $2,154 of total unrecognized compensation cost related to non-vested options granted under the Plan and the Special Plan, which is expected to be recognized over a period of up to four years.

c.	Warrants:

The following table summarizes information regarding outstanding warrants to purchase Common shares of the Company as of September 30, 2013:

Warrants to Common shares	Weighted average exercise price per share	Warrants exercisable	Exercisable through

1,000,000	$3.82	1,000,000	August 2014
11,000	$2.00	11,000	May 2015
17,000	$2.24	17,000	February 2015

1,028,000	$3.77	1,028,000

d.	Dividend distribution:

On February 20, 2013, the Company's extraordinary general meeting of shareholders approved the distribution of cash dividend of $0.15 per common share for a total amount of $5,802 which was paid on February 22, 2013.